Commitments and Contingencies (Details 4) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 23, 2012 Voom Settlement Agreement	Dec. 31, 2012 Voom Settlement Agreement	Dec. 31, 2012 Katz Communications-Patent infringement item	Dec. 31, 2007 Katz Communications-Patent infringement item	Dec. 31, 2012 Satellite lease guarantees	Dec. 31, 2012 Satellite transponder guarantees	Oct. 31, 2012 ESPN-Affiliation agreements	Apr. 30, 2009 ESPN-Affiliation agreements	Dec. 31, 2012 ESPN-Affiliation agreements	Dec. 31, 2011 ESPN-Affiliation agreements	Dec. 31, 2008 ESPN-Affiliation agreements	Jun. 21, 2011 ESPN-Affiliation agreements	Dec. 31, 2010 ESPN-Affiliation agreements	Mar. 15, 2010 ESPN-Affiliation agreements	Jul. 31, 2009 Technology Development Licensing-Patent infringement item	Jan. 31, 2008 Voom HD Holdings-Affiliation agreements	Dec. 31, 2012 Pragmatus Minimum item	May 31, 2012 Patent infringement or breach of agreement Maximum
Loss contingencies
Guarantee for payments								$ 111,000,000	$ 438,000,000
Guarantee term (in years)								P26M
Claim amount														35,000,000					2,500,000,000
Additional claim amount											30,000,000
Court ruling															66,000,000		66,000,000
Litigation accrual												71,000,000				42,000,000
Litigation expense													24,000,000
Attorneys' fees										5,000,000
General and administrative expenses	616,339,000	570,699,000	573,495,000									5,000,000
Number of days to store HD primetime programs recordings																					8 days
Loss Contingency Terms
Number of patents the suit alleges infringement of							19
Number of reexamination petitions pending before patent and trademark office						2												2
Number of patents remain in the lawsuit						4
Cash paid under settlement agreement				700,000,000
Payments under the multi-year affiliation agreement allocated to the fair value of the Voom Settlement Agreement					54,000,000
Fair value of MVDDS Licenses					24,000,000
Litigation expense	$ 730,457,000	$ (316,949,000)	$ 225,456,000		$ 730,000,000
Number of companies against whom similar complaints bought																				40